Revenue - Credit concentration (Details)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Customers accounting for more than 10% of revenue
Major customers exceeding 10% of revenue
Percentage of entity's revenue	43.00%	24.00%
Customer A
Major customers exceeding 10% of revenue
Percentage of entity's revenue	18.00%	13.00%
Customer B
Major customers exceeding 10% of revenue
Percentage of entity's revenue	14.00%	11.00%
Customer C
Major customers exceeding 10% of revenue
Percentage of entity's revenue	11.00%